OMB Number: 3235-0675

Expires: June 30, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Prima Capital CRE Securitization Depositor Corp.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2014 to December 31, 2014

Date of Report (Date of filing): February 11, 2015

Commission File Number of securitizer: 025-01002

Central Index Key Number of securitizer: : 0001549843

Steven Copulsky, 914-725-9390

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Prima Capital CRE Securitization Depositor Corp., has indicated by check mark that there is no activity for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15G-a1.

Prima Capital CRE Securitization Depositor Corp., as securitizer, is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last date on which payments on asset-backed securities held by non-affiliates were made was January 30, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRIMA CAPITAL CRE SECURITIZATION DEPOSITOR CORP.

Date: February 11, 2015	/s/ Steven Copulsky
	Name:	Steven Copulsky
	Title:	Executive Vice President
(senior officer in charge of securitization of the securitizer)